Cover Page Cover Page	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	lululemon athletica inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33608
Entity Tax Identification Number	20-3842867
Entity Address, Address Line One	1818 Cornwall Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6J 1C7
City Area Code	604
Local Phone Number	732-6124
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	LULU
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001397187
Amendment Flag	false